CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents (including amounts of consolidated variable interest entities of $nil and $1,661 as of December 31, 2017 and 2016, respectively)	$ 2,577	$ 4,178
Restricted cash (including amounts of consolidated variable interest entities of $134 and $nil as of December 31, 2017 and 2016, respectively)	1,053	9,059
Accounts receivable, net	45,316	45,609
Accounts receivable, related parties	25	7
Notes receivable	535	3,932
Costs and estimated earnings in excess of billings on uncompleted contracts, net	0	17,289
Inventories, net (including amounts of consolidated variable interest entities of $nil and $4 as of December 31, 2017 and 2016, respectively)	15,919	12,266
Project assets	42,211	27,980
Prepaid expenses and other current assets, net (including amounts of consolidated variable interest entities of $16 and $2,192 as of December 31, 2017 and 2016, respectively)	19,761	24,837
Other receivable, related parties, net	99	36
Finance lease receivable	3,816	9,140
Total current assets	131,312	154,333
Intangible assets	2,305	2,931
Goodwill	683	0
Accounts receivable, noncurrent	7,100	6,177
Other receivable, noncurrent (including amounts of consolidated variable interest entities of $231 and $636 as of December 31, 2017 and 2016, respectively)	5,558	6,848
Notes receivable, noncurrent	4,823	5,348
Property, plant and equipment, net (including amounts of consolidated variable interest entities of $9 and $25 as of December 31, 2017 and 2016, respectively)	61,328	126,985
Project assets, noncurrent	28,048	29,749
Investment in affiliates	69,606	2,214
Deferred tax assets, net	589	1,025
Finance lease receivable, noncurrent	5,959	26,208
Total assets	317,311	361,818
Current liabilities:
Accounts payable (including amounts of consolidated variable interest entities without recourse to the Company of $6 and $78 as of December 31, 2017 and 2016, respectively)	58,465	69,643
Accounts payable, related parties	4,700	4,389
Notes payable	0	2,650
Accrued liabilities (including amounts of consolidated variable interest entities without recourse to the Company of $573 and $1,222 as of December 31, 2017 and 2016, respectively)	32,810	16,574
Income taxes payable	2,900	3,089
Deferred tax liabilities	0	0
Advance from customers	31,707	17,647
Short-term borrowings and current portion of long-term borrowings	108,726	84,134
Convertible bonds	35,000	55,000
Other current liabilities, related parties	289	301
Other current liabilities (including amounts of consolidated variable interest entities without recourse to the Company of $15 and $6,090 as of December 31, 2017 and 2016)	85,310	71,217
Financing and capital lease obligations current portion	26,399	5,884
Total current liabilities	386,306	330,528
Financing and capital lease obligations	0	21,603
Convertible bonds, noncurrent	15,785	0
Long-term borrowings, excluding current portion	9,823	15,093
Deferred tax liabilities, net	748	4,031
Other noncurrent liabilities	2,293	2,291
Commitments and contingencies	0	1,200
Total liabilities	414,955	374,746
Sharekholders' equity (deficit):
Ordinary shares, par $0.0001, 500,000,000 shares authorized, 7,250,672 and 6,416,652 shares issued and outstanding as of December 31, 2017 and 2016, respectively	1	1
Additional paid in capital	489,972	482,533
Accumulated other comprehensive loss	(33,874)	(32,744)
Accumulated deficit	(557,844)	(466,764)
Total deficit attributable to the shareholders of SPI Energy Co., Ltd.	(101,745)	(16,974)
Noncontrolling interests	4,101	4,046
Total shareholders' equity (deficit)	(97,644)	(12,928)
Total liabilities and shareholders' equity (deficit)	$ 317,311	$ 361,818